Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2014	2013	2012

Current payable	$2,146	$1,556	$1,660
Deferred	(154)	423	2

Total provision	$1,992	$1,979	$1,662

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2014	2013

Deferred tax assets:
Allowance for loan and lease losses	$2,328	$2,396
Net unrealized loss on securities	-	1,152
Supplemental retirement plan	282	247
Investment security basis adjustment	66	66
Nonaccrual interest income	444	472
Deferred origination fees, net	295	171
OREO adjustments	94	107
Accrued compensation	207	197
Other	14	19
Gross deferred tax assets	3,730	4,827

Deferred tax liabilities:
Premises and equipment	385	503
Net unrealized gain on securities	1,311	-
FHLB stock dividends	225	225
Intangibles	353	304
Other	77	107
Gross deferred tax liabilities	2,351	1,139

Net deferred tax assets	$1,379	$3,688

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2014			2013			2012
		% of			% of			% of
		Pretax			Pretax			Pretax
	Amount	Income		Amount	Income		Amount	Income

Provision at statutory rate	$3,119	34.0	% $	3,062	34.0	% $	2,700	34.0%
Tax-free income	(1,187)	(12.9)		(1,138)	(12.6)		(1,095)	(13.8)
Nondeductible interest expense	37	0.4		45	0.5		48	0.6
Other	23	0.2		10	0.1		9	0.1

Actual tax expense and effective rate	$1,992	21.7	% $	1,979	22.0	% $	1,662	20.9%